Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Cash flows from operating activities
Net loss	$ (14,968,005)	$ (26,315,396)
Adjustments for non-cash income and expenses:
Depreciation	110,212	251,878
Amortization	2,970,078	4,157,388
Intangible asset impairment	6,931,502	20,580,040
Stock based expense	3,261,676
Changes in operating assets and liabilities:
Accounts receivables	6,679	(18,784)
Inventories	143,539	170,431
Deposit, prepayments and advances to suppliers	53,130	502,701
Operating lease right-of-use assets	108,239	71,374
Accounts payable and accruals	280,294	97,012
Deferred revenue	993	(430,057)
Operating lease liabilities	(110,300)	(74,706)
Other payables	53,203	68,344
Net cash used in operations	(1,158,760)	(939,775)
Cash flows from investing activity
Purchase of property, plant and equipment	(16,991)	(146,269)
Cash used in investing activity	(16,991)	(146,269)
Cash flows from financing activities
Loan from shareholders	1,233,715	970,597
Payments of hire purchase	(8,226)	(6,677)
Payment of deferred offering costs	(57,824)	(449,576)
Net cash provided by financing activities	1,167,665	514,344
Net decrease in cash and cash equivalents	(8,086)	(571,700)
Effect of foreign currency translation	(51,570)	(54,364)
Cash and cash equivalents at start of year	152,985	779,049
Cash and cash equivalents at end of year	93,329	152,985
Supplemental disclosure of non-cash investing and financing information :
Common stock issued for consulting service in relation to Initial public offering	$ 2,718,064